Consolidated shareholders’ equity - Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised (Details)										12 Months Ended
	Apr. 30, 2019 shares	May 02, 2018 shares	May 10, 2017 shares	Jun. 24, 2015 shares	Mar. 05, 2014 shares	Mar. 05, 2013 shares	Mar. 05, 2012 shares	Mar. 09, 2011 shares	Mar. 01, 2010 shares	Dec. 31, 2020 shares € / shares	May 04, 2016 shares
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	220,000	220,000
Stock subscription option plan one
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)									8,121,355
Exercise price (in euros per share) | € / shares										€ 54.12
Number of options outstanding (in shares)										0
Stock subscription option plan two
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)								874,500
Exercise price (in euros per share) | € / shares										€ 50.48
Number of options outstanding (in shares)										32,448
Stock subscription option plan three
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)							814,050
Exercise price (in euros per share) | € / shares										€ 56.44
Number of options outstanding (in shares)										173,867
Stock subscription option plan four
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)						788,725
Exercise price (in euros per share) | € / shares										€ 72.19
Number of options outstanding (in shares)										380,256
Stock subscription option plan five
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)					1,009,250
Exercise price (in euros per share) | € / shares										€ 73.48
Number of options outstanding (in shares)										634,265
Stock subscription option plan six
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)				435,000
Exercise price (in euros per share) | € / shares										€ 89.38
Number of options outstanding (in shares)										339,964
Stock subscription option plan seven
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)											402,750
Exercise price (in euros per share) | € / shares										€ 75.90
Number of options outstanding (in shares)										284,250
Stock subscription option plan eight
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)			378,040
Exercise price (in euros per share) | € / shares										€ 88.97
Number of options outstanding (in shares)										294,220
Stock subscription option plan nine
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)		220,000
Exercise price (in euros per share) | € / shares										€ 65.84
Number of options outstanding (in shares)										220,000
Stock subscription option plan ten
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	220,000
Exercise price (in euros per share) | € / shares										€ 76.71
Number of options outstanding (in shares)										220,000
Stock subscription option plan
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding (in shares)										2,579,270